ACQUISITIONS - Allocated to acquired intangible assets (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 05, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Weighted- Average Amortization Period (Years)						12 months
Loss from operations		$ (24,796)	$ (21,314)	$ (52,464)	$ (59,792)	$ (62,966)	$ (78,128)	$ (52,481)
Mountain Aviation, LLC
Business Acquisition [Line Items]
Total acquired intangible assets	$ 2,340
Weighted- Average Amortization Period (Years)	5 years 10 months 24 days
Revenue				64,400
Loss from operations				$ 4,800
Customer relationships | Mountain Aviation, LLC
Business Acquisition [Line Items]
Total acquired intangible assets	$ 1,900
Weighted- Average Amortization Period (Years)	7 years
Trade name | Mountain Aviation, LLC
Business Acquisition [Line Items]
Total acquired intangible assets	$ 330
Weighted- Average Amortization Period (Years)	1 year
Non-competion agreement | Mountain Aviation, LLC
Business Acquisition [Line Items]
Total acquired intangible assets	$ 110
Weighted- Average Amortization Period (Years)	1 year